Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses by nature
Materials used in the provision of services	R$ (30,395)	R$ (32,036)	R$ (3,314)
Personnel and labor charges	(647,356)	(317,749)	(162,186)
Fuels	(58,115)	(24,744)	(1,764)
Freight and tolls	(17,181)	(2,683)	(1,958)
Maintenance of machinery, appliances, equipment, and vehicles	(58,022)	(24,306)	(3,608)
Taxes	(20,191)	(10,099)	(2,698)
Rent and condominiums	(11,936)	(8,884)	(4,606)
Leasing of goods, vehicles, machinery and equipment	(19,087)	(14,294)	(3,262)
Telephony expenses	(6,440)	(2,011)	(1,375)
Travel expenses	(33,215)	(12,588)	(6,258)
Depreciation and amortization	(112,029)	(60,163)	(22,519)
Advertising and marketing	(10,783)	(3,399)	(4,415)
Third party services	(210,471)	(89,455)	(27,454)
Other expenses	(116,545)	(41,762)	(28,981)
Expenses	(1,351,766)	(644,173)	(274,398)
Cost of services rendered	(1,337,749)	(618,691)	(256,147)
General, administrative and sales	(26,553)	(26,837)	(18,956)
Other operating revenues (expenses), net	12,536	1,355	705
Costs and expenses by nature	R$ (1,351,766)	R$ (644,173)	R$ (274,398)